SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant risks and uncertainties
Cash and cash equivalents	$ 53,454	$ 68,728
Currency Concentration Risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Cash and cash equivalents	$ 23,263	$ 39,020
Concentration risk, Percentage	43.00%	56.00%